Subsequent events (Details) - 2020 GSK AGREEMENT - Significant commitments or contingent liabilities € in Thousands	1 Months Ended
Oct. 31, 2023 EUR (€) item
Disclosure of detailed information about business combination
Number Of MRNA vaccines doses | item	8
Development milestone payments | €	€ 15,000